LONG-TERM INVESTMENTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
LONG-TERM INVESTMENTS
Beginning balance		Rp 1,953	Rp 1,839
Additions (deductions)		586	84
Share of net profit (loss)	$ (12)	(166)	53	Rp 61
Dividend	(1)	(11)	(9)	(28)
Share of other comprehensive income		20	(14)
Impairment of long term investment in associated companies	(84)	(1,172)
Ending balance		1,210	1,953	1,839
Beginning balance		709	309
Adjustment on Initial application of IFRS 9			69
Additions (deductions)		215	253
Share of net profit (loss)			53
Ending balance		989	709	309
Beginning balance		2,662	2,148
Adjustment on Initial application of IFRS 9			69
Additions (Deductions)		801	337
Changes of Fair Value		65	78
Impairment Value		(1,172)
Ending balance	$ 158	Rp 2,199	Rp 2,662	2,148
Tiphone
LONG-TERM INVESTMENTS
Percentage of ownership	24.00%	24.00%	24.00%
Beginning balance		Rp 1,602	Rp 1,539
Share of net profit (loss)		88	87
Dividend		(11)	(9)
Share of other comprehensive income		19	(15)
Impairment of long term investment in associated companies		(1,172)
Ending balance		Rp 526	Rp 1,602	1,539
Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership	20.00%	20.00%	20.00%
Beginning balance		Rp 210	Rp 221
Share of net profit (loss)			(11)
Ending balance		Rp 210	Rp 210	221
Finarya
LONG-TERM INVESTMENTS
Percentage of ownership	26.58%	26.58%
Additions (deductions)		Rp 484
Share of net profit (loss)		(217)
Ending balance		Rp 267
Teltranet
LONG-TERM INVESTMENTS
Percentage of ownership	51.00%	51.00%	51.00%
Beginning balance		Rp 0	Rp 18
Additions (deductions)		34
Share of net profit (loss)		(24)	(19)
Share of other comprehensive income		1	1
Ending balance		Rp 11	Rp 0	18
Jalin
LONG-TERM INVESTMENTS
Percentage of ownership	33.00%	33.00%
Additions (deductions)		Rp 70
Share of net profit (loss)		7
Share of other comprehensive income		0
Ending balance		Rp 77
ILCS
LONG-TERM INVESTMENTS
Percentage of ownership	49.00%	49.00%	49.00%
Beginning balance		Rp 44	Rp 43
Share of net profit (loss)		(13)	1
Dividend			0
Share of other comprehensive income		0	0
Ending balance		Rp 31	Rp 44	43
GSN
LONG-TERM INVESTMENTS
Percentage of ownership	45.00%	45.00%	45.00%
Beginning balance		Rp 14	Rp 14
Share of net profit (loss)		(1)	0
Ending balance		13	14	14
Others
LONG-TERM INVESTMENTS
Beginning balance		83
Additions (deductions)		(2)	84
Share of net profit (loss)		(6)
Dividend			0
Share of other comprehensive income			0
Ending balance		Rp 75	83
Beginning balance			4
Share of other comprehensive income			Rp 5
Ending balance				Rp 4
Minimum | Others
LONG-TERM INVESTMENTS
Percentage of ownership	6.32%	6.32%	25.00%
Maximum | Others
LONG-TERM INVESTMENTS
Percentage of ownership	32.00%	32.00%	32.00%